Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Bond Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Global Technology Portfolio

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Research Portfolio

Janus Henderson U.S. Low Volatility Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated December 30, 2019

to Currently Effective Statements of Additional Information

Effective immediately, the statements of additional information (the “SAIs”) for the Portfolios are amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Portfolios’ SAIs, the following information replaces the corresponding information in the table titled “Other Accounts Managed”:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Michael Keough(10)*	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $3,931.30M	5 $1,084.20M	18(11) $8,545.06M
(10)	Effective December 3, 2019, Co-Portfolio Manager Michael Keough assumed shared responsibility for the day-to-day management of Janus Henderson Balanced Portfolio.
(11)	One account included in the total, consisting of $4,869.13M of the total assets in the category, has a performance-based advisory fee.
*	As of November 30, 2019.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Portfolios’ SAIs, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Portfolio(s) Managed	Aggregate Dollar Range of Equity Securities in Janus Henderson Funds

Janus Capital

Michael Keough(2)*	None	Over $1,000,000
(2)	Effective December 3, 2019, Co-Portfolio Manager Michael Keough assumed shared responsibility for the day-to-day management of Janus Henderson Balanced Portfolio.
*	As of November 30, 2019.

Effective immediately, the SAIs for the Portfolios are updated as follows:

1.	In the Trustees and Officers section of the Portfolios’ SAIs, the following information replaces the corresponding information in the table titled “Trustees” in its entirety:

Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

William F. McCalpin 151 Detroit Street Denver, CO 80206 DOB: 1957	Chairman Trustee	1/08-Present 6/02-Present	Independent Consultant. Formerly, Managing Partner, Impact Investments, Athena Capital Advisors LLC (independent registered investment advisor) (2016-2019), Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations) (2009-2016), Chief Executive Officer, Imprint Capital Advisors (impact investment firm) (2013-2015) and Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006).	58	Director of Mutual Fund
Directors Forum (a non-profit
organization serving
independent directors of U.S.
mutual funds) (since 2016),
Chairman of the Board and
Trustee of The Investment
Fund for Foundations
Investment Program (TIP)
(consisting of 2 funds) (since
2008), and Director of the
F.B. Heron Foundation (a
private grantmaking
foundation) (since 2006).

Effective on or about December 31, 2019, all references to Darrell Watters are deleted from the Portfolios’ SAIs.

Effective December 31, 2019, William D. Stewart, a member of the Board of Trustees (the “Board”) of Janus Aspen Series (the “Trust”), will retire from his role as an Independent Trustee of the Trust pursuant to the retirement policy set forth in the Portfolios’ Governance Procedures and Guidelines.

All references to Mr. Stewart serving in the capacity as an Independent Trustee of the Trust are deleted to reflect this change in Board composition.

Effective on or about February 1, 2020, the SAIs for the Portfolios’ are amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Portfolios’ SAIs, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Greg Wilensky(12)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None	None	None
(12)

Effective on or about February 1, 2020, Co-Portfolio Manager Greg Wilensky assumed shared responsibility for the day-to-day management of Janus Henderson Balanced Portfolio and Janus Henderson Flexible Bond Portfolio.

*	As of November 30, 2019,

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Portfolios’ SAIs, the following information is added to the table in alphabetical order:

2

Investment Personnel	Dollar Range of Equity Securities in the Portfolio(s) Managed	Aggregate Dollar Range of Equity Securities in Janus Henderson Funds

Janus Capital

Greg Wilensky(3)*	None	None
(3)

Effective on or about February 1, 2020, Co-Portfolio Manager Greg Wilensky assumed shared responsibility for the day-to-day management of Janus Henderson Balanced Portfolio and Janus Henderson Flexible Bond Portfolio.

*	As of November 30, 2019.

Effective on or about February 1, 2020, all references to Mayur Saigal are deleted from the Portfolios’ SAIs. Mr. Saigal intends to remain at Janus Capital until June 30, 2020 to assist in transitioning the Portfolios.

Please retain this Supplement with your records.

3